Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per common share
Net income available to common shareholders (in shares)	$ 53.7	$ 83.9	$ 134.9	$ 1,816.5
Weighted average basic common shares outstanding (in shares)	117,089,293	110,771,897	117,373,655	110,771,897
Earnings per common share (in dollars per share)	$ 0.46	$ 0.76	$ 1.15	$ 16.40
Earnings per diluted common share
Share-based compensation plans (in shares)	535,729	53,801	487,327	35,867
Weighted average diluted common shares outstanding (in shares)	117,625,022	110,825,698	117,860,982	110,807,764
Earnings per diluted common share (in dollars per share)	$ 0.46	$ 0.76	$ 1.14	$ 16.39